The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.  The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.  These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These instruments are normally valued using pricing vendors.  Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models.  The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above.  In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable.  In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security.  To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board.  These methodologies may require subjective judgments and determinations about the value of a particular security.  When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2020:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$445,976,296	$-	$-	$445,976,296
Investment Companies	16,150,408	-	-	16,150,408
Real Estate Investment Trusts	11,320,255	-	-	11,320,255
Rights	786			786
Short Term Investments	95,704	-	-	95,704
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,387,012
Total Investments in Securities	$473,543,449	$-	$-	$535,930,461

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,818,423	$7,159,143	$-	$8,977,566
Consumer Discretionary	8,318,506	4,908,433	-	13,226,939
Consumer Staples	1,400,530	5,835,983	-	7,236,513
Energy	1,771,375	1,829,986	-	3,601,361
Financials	1,148,316	10,406,375	-	11,554,691
Health Care	366,836	3,399,597	-	3,766,433
Industrials	653,859	3,334,451	-	3,988,310
Information Technology	295,077	14,294,007	-	14,589,084
Materials	1,160,088	4,316,788	-	5,476,876
Telecommunication Services	112,044	89,687		201,731
Utilities	365,621	1,124,005	-	1,489,626
Total Common Stocks	17,410,675	56,698,455	-	74,109,130
Investment Companies	5,642,305	-	-	5,642,305
Preferred Stocks
Consumer Staples	145,323	445,496	-	590,819
Energy	266,522	-	-	266,522
Financials	651,930	-	-	651,930
Information Technology	-	569,629	-	569,629
Utilities	111,614	-	-	111,614
Telecommunication Services	95,457	-	-	95,457
Total Preferred Stocks	1,270,846	1,015,125	-	2,285,971
Short Term Investments	899	-	-	899
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,887,317
Total Investments in Securities	$24,324,725	$57,713,580	$-	$85,925,622

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$60,612,935	$-	$9,708	$60,622,643
Investment Companies	1,832,968	-	-	1,832,968
Preferred Stock	14,193	-	-	14,193
Real Estate Investment Trusts	3,637,920	-	-	3,637,920
Short Term Investments	892	-	-	892
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	18,172,912
Total Investments in Securities	$66,098,908	$-	0	$84,281,528

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Rights
Balance as of April 1, 2020	$9,708	$0
Purchases	-	-
Sales proceeds and paydowns	-	0
Accreted discounts, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-
Balance as of June 30, 2020	$9,708	$-
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at June 30, 2020.	$-	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$97,217	$5,943,045	$-	$6,040,262
Consumer Discretionary	525,860	15,100,622	-	15,626,482
Consumer Staples	1,770,754	14,573,529	-	16,344,283
Energy	1,308,688	3,252,326	-	4,561,014
Financials	3,373,239	16,399,694	-	19,772,933
Health Care	504,849	18,217,765	-	18,722,614
Industrials	1,741,058	14,577,340	-	16,318,398
Information Technology	1,676,329	8,157,643	-	9,833,972
Materials	1,400,855	5,963,665	-	7,364,520
Real Estate	-	531,598	-	531,598
Telecommunication Services	-	24,590	-	24,590
Utilities	892,728	3,727,570	-	4,620,298
Total Common Stocks	13,291,577	106,469,387	-	119,760,964
Investment Companies	1,478,072	-	-	1,478,072
Participatory Notes	-	121,382	-	121,382
Preferred Stocks
Health Care	-	145,881	-	145,881
Materials	-	167,004	-	167,004
Total Preferred Stocks	-	312,885	-	312,885
Real Estate Investment Trusts	40,193	722,488	-	762,681
Short Term Investments	590	-	-	590
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,653,101
Total Investments in Securities	$14,810,432	$107,626,142	$-	$125,089,675

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$9,652,223	$-	$9,652,223
Collateralized Mortgage Obligations	-	18,250,110	-	18,250,110
Corporate Obligations	-	53,008,805	-	53,008,805
Foreign Government Debt Obligations	-	752,505	-	752,505
Mortgage Backed Securities - U.S. Government Agency	-	57,876,527	-	57,876,527
Municipal Debt Obligations	-	2,566,379	-	2,566,379
U.S. Treasury Obligations	-	23,808,506	-	23,808,506
Total Fixed Income	-	165,915,055	-	165,915,055
Purchased Options	-	113	-	113
Short Term Investments	10,050,535	-	-	10,050,535
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,268,588
Total Investments in Securities	$10,050,535	$165,915,168	$-	$179,234,291

Other Financial Instruments**
Futures	$(28,448)	$-	$-	$(28,448)
Options Written	-	(30,915)	-	(30,915)
Swaps	-	(1,118,000)	-	(1,118,000)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps.  Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$22,470,931	$-	$22,470,931
Total Investments in Securities	$-	$22,470,931	$-	$22,470,931

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	735,921	-	735,921
Collateralized Mortgage Obligations	-	5,785,968	-	5,785,968
Corporate Obligations	-	23,867	-	23,867
Foreign Government Obligations	-	6,975,627	-	6,975,627
Mortgage Backed Securities - U.S. Government Agency	-	9,249,558	-	9,249,558
Total Fixed Income	-	22,770,941	-	22,770,941
U.S. Treasury Obligations	-	5,306,083	-	5,306,083
Short Term Investments	2,027,475	6,746,079	-	8,773,554
Total Investments in Securities	$2,027,475	$34,823,103	$0	$36,850,578

Other Financial Instruments*
Forward Currency Contracts	$-	$45,931	$-	$45,931

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps.  Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2020	$0
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Amortization, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-
Balance as of June 30, 2020	$0
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at June 30, 2020	$-

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$743,721,786	$-	$-	$743,721,786
Short Term Investments	7,845,909	-	-	7,845,909
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	161,552,526
Total Investments in Securities	$751,567,695	$-	$-	$913,120,221

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$327,697,597	$-	$-	$327,697,597
Short Term Investments	3,254,109	-	-	3,254,109
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	53,865,681
Total Investments in Securities	$330,951,706	$-	$-	$384,817,387

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$164,527,447	$-	$-	$164,527,447
Investment Companies	108,314,227	-	-	108,314,227
Real Estate Investment Trusts	1,663,292	-	-	1,663,292
Short Term Investments	134,619,803	-	-	134,619,803
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	24,274,928
Total Investments in Securities	$409,124,769	$-	$-	$433,399,697

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$217,948,900	$-	$-	$217,948,900
Short Term Investments	1,957,405	-	-	1,957,405
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,488,258
Total Investments in Securities	$219,906,305	$-	$-	$223,394,563

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$110,315,748			$110,315,748
Short Term Investments	1,035,891	-	-	1,035,891
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	20,322,216
Total Investments in Securities	$111,351,639	$-	$-	$131,673,855

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$175,360,216	$-	$-	$175,360,216
Short Term Investments	10,494,819	-	-	10,494,819
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	36,747,915
Total Investments in Securities	$185,855,035	$-	$-	$222,602,950

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Short Term Investments	$4,662,730	$315,045,577	$-	$319,708,307
Total Investments in Securities	$4,662,730	$315,045,577	$-	$319,708,307

Other Financial Instruments*
Futures	$5,027,773	$-	$-	$5,027,773
Forwards	$-	$(68,224)	$-	$(68,224)

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts.  Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$5,018,385	$-	$-	$5,018,385
Short Term Investments	3,372,454	1,015,683	-	4,388,137
Total Investments in Securities	$8,390,839	$1,015,683	$-	$9,406,522

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$29,225,256	$-	$-	$29,225,256
Short Term Investments	355,961	-	-	355,961
Investments Purchased with Proceeds from Securities Lending Collateral*	-		-	32,373
Total Investments in Securities	$29,581,217	$-	$-	$29,613,590

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$17,105,739	$-	$-	17,105,739
Investment Companies	18,326,026	-	-	18,326,026
Short Term Investments	9,353,635	5,048,738	-	14,402,373
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,183,441
Total Investments in Securities	$44,785,400	$5,048,738	$-	$52,017,579

Other Financial Instruments*
Futures	$(81,845)		$-	$(81,845)
Options Written	-	(205,452)	-	(205,452)

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options.  Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2020. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2020	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$29,836,379	$2,062,986	$18,968,046	$688,396
	$29,836,379	$2,062,986	$18,968,046	$688,396

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2020	Share Balance as of June 30, 2020
ProShares Investment Grade-Interest Rate Hedged ETF	$1,754,857	$235,028	$15,374,572	217,801
	$1,754,857	$235,028	$15,374,572	217,801